Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-2

Collection Period	03/01/16-03/31/16
Determination Date	4/11/2016
Distribution Date	4/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$854,516,273.42
2.	Collections allocable to Principal		$29,804,915.89
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,259,418.94
5.	Pool Balance on the close of the last day of the related Collection Period		$823,451,938.59
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		56,572
7.	Initial Pool Balance		$1,165,000,011.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$134,845,636.67	$119,313,469.26
	c. Class A-2b Floating Rate Note Balance	$134,845,636.69	$119,313,469.27
	d. Class A-3 Note Balance	$384,000,000.00	$384,000,000.00
	e. Class A-4 Note Balance	$116,945,000.00	$116,945,000.00
	f. Class B Note Balance	$23,300,000.00	$23,300,000.00
	g. Class C Note Balance	$23,300,000.00	$23,300,000.00
	h. Class D Note Balance	$31,455,000.00	$31,455,000.00
	i. Note Balance (sum a - h)	$848,691,273.36	$817,626,938.53
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.7023210	0.6214243
	c. Class A-2b Floating Rate Note Pool Factor	0.7023210	0.6214243
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7284904	0.7018257
10.	Overcollateralization Target Amount		$5,825,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,825,000.06
12.	Weighted Average Coupon	%	7.13%
13.	Weighted Average Original Term (months)	months	65.86
14.	Weighted Average Remaining Term (months)	months	52.04
15.	1-Month LIBOR for the accrual period ending 4/15/2016		0.43620%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 4/15/2016		0.71620%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,945,112.40
	b. Liquidation Proceeds allocable to Finance Charge		$1,115.86
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,946,228.26
18.	Principal:
	a. Collections allocable to Principal		$29,804,915.89
	b. Liquidation Proceeds allocable to Principal		$692,636.52
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$30,497,552.41
19.	Total Finance Charge and Principal Collections (17d + 18d)		$35,443,780.67
20.	Interest Income from Collection Account		$11,009.02
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$35,454,789.69

Available Funds
23.	Available Collections	$35,454,789.69
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$35,454,789.69
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$712,096.89
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$712,096.89
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$92,144.52
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$92,144.52
	i. Class A-2b Monthly Interest	$83,163.05
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$83,163.05
	m. Class A-3 Monthly Interest	$438,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$438,400.00
	m. Class A-4 Monthly Interest	$175,417.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$175,417.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$41,745.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$41,745.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$46,405.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$46,405.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$79,686.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$79,686.00

36.	Quaternary Principal Distributable Amount	$25,239,334.77
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$26,908,394.39
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,825,000.06
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,946,228.26
	b. Total Daily Deposits of Principal Collections	$30,497,552.41
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$11,009.02
	e. Total Deposits to Collection Account (sum a - d)	$35,454,789.69
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$712,096.89
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$32,021,297.56
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,721,395.24
	f. Total Withdrawals from Collection Account (sum a - e)	$35,454,789.69
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$92,144.52
	c. Class A-2b Interest Distribution	$83,163.05
	d. Class A-3 Interest Distribution	$438,400.00
	e. Class A-4 Interest Distribution	$175,417.50
	f. Class B Interest Distribution	$41,745.83
	g. Class C Interest Distribution	$46,405.83
	h. Class D Interest Distribution	$79,686.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$15,532,167.41
	k. Class A-2b Principal Distribution	$15,532,167.42
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$32,021,297.56
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$15,624,311.93
	c. Class A-2b Distribution	$15,615,330.47
	d. Class A-3 Distribution	$438,400.00
	e. Class A-4 Distribution	$175,417.50
	f. Class B Distribution	$41,745.83
	g. Class C Distribution	$46,405.83
	h. Class D Distribution	$79,686.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$32,021,297.56

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$2,721,395.24
	b. Reserve Account surplus (Ln 57)	$1,062.42
	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,722,457.66
48.	Withdrawals
	a. Certificateholder Distribution	$2,722,457.66
	b. Total Withdrawals from Certificate Payment Account	$2,722,457.66
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.03	$2,912,500.03
	b. Note Balance	$817,626,938.53
50.	Required Reserve Account Amount	$2,912,500.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.03
52.	Investment Earnings	$1,062.42
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,913,562.45
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,062.42
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$712,096.89
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$32,021,297.56
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,721,395.24
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,062.42
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$15,624,311.93
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$15,615,330.47
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$438,400.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$175,417.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$41,745.83
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$46,405.83
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$79,686.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,722,457.66

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	794	$12,444,728.48
	b. 61 to 90 days past due	248	$4,034,844.40
	c. 91 to 120 days past due	110	$1,612,214.22
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,152	$18,091,787.10
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.1971%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	84	$1,259,418.94
77.	Liquidation Proceeds (recoveries)	142	$693,752.38
78.	Net Losses (Ln 76 - Ln 77)		$565,666.56
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0662%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	696	$11,117,822.12
81.	Liquidation Proceeds (recoveries)	538	$4,524,214.69
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$6,593,607.43
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		0.5660%
84.	Average Net Loss on Defaulted Receivables		$9,473.57

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,903,079,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 11, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer